FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Executive employment agreements		$ (223,000)	$ (40,000)
Warrant liabilities	$ (280,000)	(56,000)	(394,000)
Convertible debenture conversion derivative liability		(6,000)	(1,249,000)
Total liability, at fair value	(280,000)	(285,000)	(1,683,000)
Fair Value, Inputs, Level 1 [Member]
Executive employment agreements		0	0
Warrant liabilities	0	0	0
Convertible debenture conversion derivative liability		0	0
Total liability, at fair value	0	0	0
Fair Value, Inputs, Level 2 [Member]
Executive employment agreements		0	0
Warrant liabilities	0	0	0
Convertible debenture conversion derivative liability		0	0
Total liability, at fair value	0	0	0
Fair Value, Inputs, Level 3 [Member]
Executive employment agreements		(223,000)	(40,000)
Warrant liabilities	(280,000)	(56,000)	(394,000)
Convertible debenture conversion derivative liability		(6,000)	(1,249,000)
Total liability, at fair value	$ (280,000)	$ (285,000)	$ (1,683,000)